Assets pledged or assigned (Tables)	3 Months Ended
Jun. 30, 2012
Assets pledged or assigned
Assets pledged or assigned
Assets pledged or assigned
end of	2Q12	4Q11

Assets pledged or assigned (CHF million)

Book value of assets pledged or assigned as collateral	173,169	157,856

of which assets provided with the right to sell or repledge	97,898	96,922

Fair value of collateral received with the right to sell or repledge	382,438	373,657

of which sold or repledged	327,532	332,718